LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Capital Leases
Amount of leased assets at cost under capital leases	¥ 264,115	¥ 253,905
Accumulated depreciation	¥ 163,616	87,655
Operating Leases
Lease period	2 years
Operating lease expense	¥ 960,148	¥ 1,029,672	¥ 1,047,405
Operating Leases
2020	411,355
2021	287,493
2022	258,579
2023	173,595
2024	21,825
Total minimum lease payments	1,152,847
Capital Leases
2020	52,522
2021	31,748
2022	10,979
2023	835
2024	504
Total minimum lease payments	96,588
Less amounts representing interest	3,339
Present value of minimum lease payments	93,249
Less current portion	50,144
Noncurrent portion	¥ 43,105